Stock-Based Compensation - Stock Option Exercises, Acquisitions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award
Treasury stock, Shares (in shares)	1,307,249,588		1,340,947,648
Additional stock options outstanding in connection with acquisitions (in shares)			200,000
Additional options outstanding, weighted-average exercise price (in dollars per share)			$ 39
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Total intrinsic value of options exercised	$ 7	$ 20
Cash received from employees as a result of employee stock option exercises	11	33
Tax benefit from exercise of stock based awards	$ 2	$ 7